30. Partnerships in E&P activities (Details)	12 Months Ended
Dec. 31, 2020 Number
Tartaruga Verde Mdulo III Espadarte [member]
Disclosure of joint operations [line items]
Consortium	Tartaruga Verde Módulo III Espadarte
Location	Campos Basin
Petrobras	50.00%
Operator	Petrobras
Year	2019
Additional Information	Concession – Disposal of 50% to Petronas
Tartaruga Verde Mdulo III Espadarte [member] | Petronas [Member]
Disclosure of joint operations [line items]
Partners	50.00%
Bzios [Member]
Disclosure of joint operations [line items]
Consortium	Búzios (Transfer of Rights Surplus)
Location	Santos basin pre-salt
Petrobras	90.00%
Operator	Petrobras
Year	2019
Additional Information	Production sharing – Transfer of Rights Surplus Production ANP Bidding Round
ANP Bonus	14,912
Bzios [Member] | CNODC [Member]
Disclosure of joint operations [line items]
Partners	5.00%
Bzios [Member] | CNOOC [Member]
Disclosure of joint operations [line items]
Partners	5.00%
CM477 [Member]
Disclosure of joint operations [line items]
Consortium	C-M-477
Location	Campos Basin
Petrobras	70.00%
Operator	Petrobras
Year	2019
Additional Information	Concession - 16th ANP Bidding Round
ANP Bonus	348
CM477 [Member] | BP [Member]
Disclosure of joint operations [line items]
Partners	30.00%
Aram [Member]
Disclosure of joint operations [line items]
Consortium	Aram
Location	Santos basin pre-salt
Petrobras	80.00%
Operator	Petrobras
Year	2019
Additional Information	Production sharing – 6th ANP Bidding Round
ANP Bonus	982
Aram [Member] | CNODC [Member]
Disclosure of joint operations [line items]
Partners	20.00%
BT-SEAL-13A [Member]
Disclosure of joint operations [line items]
Consortium	BT-SEAL-13A
Location	Sergipe Alagoas basin
Petrobras	50.00%
Operator	Petrogal
Year	2020
Additional Information	Concession – split
BT-SEAL-13A [Member] | Petrogal [member]
Disclosure of joint operations [line items]
Partners	50.00%
BT-POT-55A [member]
Disclosure of joint operations [line items]
Consortium	BT-POT-55A
Location	Potiguar basin
Petrobras	70.00%
Operator	Petrobras
Year	2020
Additional Information	Concession – split
BT-POT-55A [member] | Sonangol [member]
Disclosure of joint operations [line items]
Partners	30.00%